Benefits offered to employees (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of short-term benefits

	2023	2022	2021

Health care	272	244	236
Private pension	118	128	137
Transport	91	86	77
Meals	70	63	51
Life insurance	12	10	10
Training	22	27	16
Other	26	16	13
	611	574	540

Schedule of long term incentive plan

Flat	Grant Date	End of Grace Period	Settlement Method	Granted quantities	(-) Canceled	(-) Exercised	Qty. on 12/31/2022	(+) Granted	(-) Canceled	(-) Exercised	Qty. on 12/31/2023	Fair value of the share*

2020 Plan	04/01/20	04/01/23	Shares	1,007,883	(72,743)	(2,373)	932,767		(5,683)	(927,084)
2020 Plan	04/01/20	04/01/23	Cash	314,333	(47,943)		266,390		(4,887)	(261,503)

2021 Plan	05/10/21	05/10/24	Shares	557,888	(9,598)		548,290		(31,751)		516,539	R$ 51.39
2021 Plan	05/10/21	05/10/24	Cash	144,779			144,779		(3,879)		140,900	USD 9.67

2022 Plan	05/17/22	05/17/25	Shares	537,870			537,870		(32,462)		505,408	R$ 44.15
2022 Plan	05/17/22	05/17/25	Cash	132,902			132,902		(1,115)		131,787	USD 9.67

2023 Plan	09/06/23	09/06/26	Shares					931,050			931,050	R$ 23.02
2023 Plan	09/06/23	09/06/26	Cash					213,400	(5,080)	(114)	208,206	USD 7.16

(*)	Values in monetary units.

Schedule of amounts in statement of financial position

	2023	2022
Defined benefit
Novamont Braskem America	57	58
Braskem Idesa	30	23
Braskem Alemanha and Netherlands	165	148
	252	229

Health care (i)
Bradesco saúde	368	322
Total obligations	620	551

Fair value of plan assets	(53)	(57)

Consolidated net balance (non-current liabilities)	567	494

(i)	According to Brazilian laws, the type of health plan offered by Braskem, named contributory plan, ensures to the participant who retires or is dismissed without cause the right to remain in the plan with the same assistance coverage conditions they had during the employment term, provided they assume the full payment of the plan (Company’s part + participant’s part).

Schedule of changes in obligation and fair value

			2023			2022			2021
	Health	Benefit		Health	Benefit		Health	Benefit
	care	plans	Total	care	plans	Total	care	plans	Total

Balance at beginning of year	322	229	551	245	363	608	218	370	588
Current service cost	5	8	13	5	13	18	5	14	19
Interest cost	29	13	42	20	7	27	16	6	22
Benefits paid	(15)	(6)	(21)	(13)	(34)	(47)	(11)	(7)	(18)
Actuarial losses (gain)	27		27	65	(83)	(18)	17	(27)	(10)
Exchange variation		8	8		(37)	(37)		7	7
Balance at the end of the year	368	252	620	322	229	551	245	363	608

Schedule of actuarial assumptions

					2023					2022					2021
		Novamont					Novamont					Novamont
	Health	Braskem	Braskem			Health	Braskem	Braskem			Health	Braskem	Braskem
	care	America	Idesa	Germany	Netherlands	care	America	Idesa	Germany	Netherlands	care	America	Idesa	Germany	Netherlands

Discount rate	5.35	5.20	10.50	3.60	4.15	5.97	5.10	8.00	1.20	3.60	5.33	2.90	8.00	1.20	1.20
Inflation rate	3.00	n/a	3.50	2.00	2.00	3.00	n/a	4.00	2.00	2.00	3.00	n/a	4.00	2.00	2.00
Rate of increase in future salary levels	n/a	n/a	4.50	3.25	3.25	n/a	n/a	5.00	3.00	3.25	n/a	n/a	5.00	3.00	3.00
Rate of increase in future pension plan	n/a	n/a	n/a	2.25	2.25	n/a	n/a	n/a	1.75	2.25	n/a	n/a	n/a	1.75	1.75
Aging factor	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	n/a
Medical inflation	3.25	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	n/a
Duration	12.10	n/a	n/a	n/a	n/a	12.83	n/a	n/a	n/a	n/a	14.16	n/a	n/a	n/a	n/a

Schedule of sensitivity analysis

	Impact on the defined benefit obligation
	Premise change					Premise increase					Premise reduction
		Novamont					Novamont					Novamont
	Health	Braskem	Braskem			Health	Braskem	Braskem			Health	Braskem	Braskem
	care	America	Idesa	Germany	Netherlands	care	America	Idesa	Germany	Netherlands	care	America	Idesa	Germany	Netherlands
Discount rate	1.00%	1.00%	1.00%	0.25%	0.25%	38	(2)	2	(6)		47	9	2	7	4
Rate of increase in future pension plan	1.00%	n/a	n/a	0.25%	0.25%	(9)	n/a	n/a	5		9	n/a	n/a	(5)
Life expectancy	1.00%	n/a	n/a	1 year	1 year	49	n/a	n/a	4		(40)	n/a	n/a	(4)
Mortality rate	n/a	10.00%	n/a	n/a	n/a	n/a	1	n/a	n/a	n/a	n/a	5	n/a	n/a	n/a